Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 80	¥ 53
Trading account assets	15,159	13,688
Investments	9,452	10,522
Other assets	2,777	2,047
Total	34,674	36,366
Asset Pledged as Collateral without Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans	¥ 7,205	¥ 10,056